Business Combinations - Disclosure of Detailed Information About Assets and Liabilities Recognised (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Nov. 15, 2018
DisclosureOfBusinessCombinationLineItems [Line Items]
Cash	$ 592	$ 278
Trade and other receivables	4,186
Inventories	1,810
Trade and other payables	(916)
Net identifiable assets acquired	8,398	$ 19,946
Add: goodwill	5,798
Net assets acquired	14,196
Brand [Member]
DisclosureOfBusinessCombinationLineItems [Line Items]
Intangible assets	$ 2,726